EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net loss per ordinary share
	Years ended December 31,
	2012	2013	2014
Net income (loss):
Income (loss) from continuing operations	$(31,860)	$(28,956)	$33,405
Income (loss) on discontinued operations, net of tax	(43,193)	92,597	26,673
Net income (loss)	(75,053)	63,641	60,078
Add: net loss attributable to noncontrolling interest	27	92	382
Net income (loss) attributable to Renren Inc. shareholders	$(75,026)	$63,733	$60,460
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,151,659,545	1,118,091,879	1,059,446,436
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	-	12,648,043	8,185,273
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	1,151,659,545	1,130,739,922	1,067,631,709
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$(0.03)	$(0.03)	$0.03
Income (loss) per ordinary share from discontinued operations	$(0.04)	$0.08	$0.03
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.07)	$0.06	$0.06
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$(0.03)	$(0.03)	$0.03
Income (loss) per ordinary share from discontinued operations	$(0.04)	$0.08	$0.03
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.07)	$0.06	$0.06